Information by business segment - Segment results (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Information by business segment
Net revenue	$ 2,332,306	$ 2,491,202	$ 2,449,484
Cost of sales	(1,944,683)	(1,888,944)	(1,752,825)
Gross profit	387,623	602,258	696,659
Selling, general and administrative	(216,511)	(159,603)	(154,494)
Mineral exploration and project development	(112,984)	(126,278)	(92,698)
Impairment loss	(142,133)	(3,283)
Other operating income and expenses, net	(27,021)	21,459	(47,887)
Operating (loss) income	(111,026)	334,553	401,580
Depreciation and amortization	317,892	267,189	270,454
Exceptional items	142,133	3,050	(4,515)
Adjusted EBITDA	348,999	604,792	667,519
Share in the results of associates			60
Net financial results	(104,854)	(202,654)	(130,181)
(Loss) income before income tax	(215,880)	131,899	271,459
Impairment loss	142,133	3,283
Gains on disposals of investments		348	4,588
Intersegment sales
Information by business segment
Net revenue	(535,776)	(704,031)	(721,463)
Cost of sales	535,776	704,031	721,463
Adjustments
Information by business segment
Net revenue	2,179	924	5,720
Cost of sales	(23,412)	(6,455)	(46,706)
Gross profit	(21,233)	(5,531)	(40,986)
Selling, general and administrative	(9,691)	(16,969)	(24,312)
Mineral exploration and project development	(11)	(2,498)	(2,590)
Other operating income and expenses, net	25,245	21,582	65,639
Operating (loss) income	(5,690)	(3,417)	(2,249)
Depreciation and amortization	2,047
Exceptional items		3,050	(4,515)
Adjusted EBITDA	(3,643)	(367)	(6,764)
Mining | Operating segment
Information by business segment
Net revenue	1,000,170	1,163,741	1,213,221
Cost of sales	(801,985)	(707,751)	(680,811)
Gross profit	198,185	455,990	532,410
Selling, general and administrative	(117,280)	(54,705)	(41,054)
Mineral exploration and project development	(103,470)	(112,713)	(86,119)
Impairment loss	(142,133)
Other operating income and expenses, net	(22,697)	(30,551)	(54,777)
Operating (loss) income	(187,395)	258,021	350,460
Depreciation and amortization	217,870	172,357	171,086
Exceptional items	142,133
Adjusted EBITDA	172,608	430,378	521,546
Impairment loss	142,133
Smelting | Operating segment
Information by business segment
Net revenue	1,865,733	2,030,568	1,952,006
Cost of sales	(1,655,062)	(1,878,769)	(1,746,771)
Gross profit	210,671	151,799	205,235
Selling, general and administrative	(89,540)	(87,929)	(89,128)
Mineral exploration and project development	(9,503)	(11,067)	(3,989)
Impairment loss		(3,283)
Other operating income and expenses, net	(29,569)	30,428	(58,749)
Operating (loss) income	82,059	79,948	53,369
Depreciation and amortization	97,975	94,832	99,370
Adjusted EBITDA	$ 180,034	174,780	$ 152,739
Impairment loss		$ 3,283